Bridge Loan (Related Party)	9 Months Ended
Sep. 30, 2025
Bridge Loan (Related Party) [Abstract]
BRIDGE LOAN (related party)

Note 5 — BRIDGE LOAN (related party)

On August 6, 2025, the Company entered into a Loan Agreement and Promissory Note (the “Loan Agreement”) pursuant to which the Company obtained $1,500,000 in bridge financing (the “Bridge Loan”). In connection with the Bridge Loan, the Company entered into a Security Agreement and Intellectual Property Security Agreement pursuant to which the Company granted the lender a security interest in all of its assets, properties and rights, including its intellectual property rights. The Bridge Loan bears interest at a per annum rate equal to 12.0% and matures on November 3, 2025 (the “Maturity Date”). The Maturity Date may be extended by up to 60 days if the Company delivers evidence that it has entered into definitive documentation for a Qualifying Transaction (as defined in the Loan Agreement) prior to the Maturity Date. The Loan Agreement also includes a loan premium provision that would require the Company to pay an additional amount equal to double the then outstanding principal balance of the Bridge Loan upon the occurrence of certain triggering events.

Upon maturity, the Company is required to repay the $1.5 million principal, accrued interest, and a $3.0 million premium. The premium represents an original issue discount, which is amortized over the 90-day term of the loan using the effective interest method, resulting in an effective annual interest rate of approximately 532.59%.

As of September 30, 2025, the carrying amount of the bridge loan was $3M, net of unamortized discount of $1.5M. Interest expense recognized for the three months ended September 30, 2025, was $1.5M, including $1.5M related to amortization of the original issue discount.

The transaction was negotiated directly with the noncontrolling shareholder and was entered into to provide short-term funding; management believes the terms were reasonable under the circumstances. The loan remains outstanding as of the reporting date and was scheduled to mature on November 3, 2025.